STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedule of Stockholders Equity [Table Text Block]
The table below presents the September 2014 Private Placement carrying value of the warrants issued in such placement:

Year ended
December 31,
2015

Fair value of warrants at December 31, 2014	$101
Revaluation of warrants during 2015	1,099
Reclassification of warrants to additional paid-in capital upon warrant replacement agreement in November and December 2015	(822)

Fair value of warrants at December 31, 2015	$378

Schedule of Stockholders Equity Note, Warrants or Rights [Table Text Block]
The table below summarizes the outstanding warrants as of December 31, 2015:

	Warrants outstanding as of December 31, 2015	Exercise price	Expiration date
		$
Investors of the 2011-2012 Private Placement	10,090,941	0.35	October 26, 2016
Placement agent of the 2011-2012 Private Placement	1,921,642	0.35	April 8, 2016
Placement agent of the 2011-2012 Private Placement	1,374,773	0.31	April 8, 2016
October 2012 Private Placement FINRA member	29,585	7.50	October 16, 2016
April-May 2013 Private Placement	400,000	25.00	April 4, 2016
Placement agent of the April-May 2013 Private Placement	80,003	12.50	April 4, 2016
Placement agent of the April-May 2013 Private Placement	40,005	25.00	April 4, 2016
Investors of the September 2014 Private Placement	1,021,699	0.48	September 23, 2018
September 2014 PPM-Warrant Replacement Agreement	4,752,147	0.48	September 23, 2018
February 2015 PPM A (*)	83,334	0.24	November 25,2015
February 2015 PPM B	2,266,057	0.30	February 25,2018
February 2015 PPM A-Finders	241,422	0.18	February 25,2018
February 2015 PPM - C Finders	60,356	0.30	February 25,2018
February 2015 PPM - B 2nd closing	555,556	0.30	March 16, 2018
May 2015 replacement warrants	1,863,280	0.24	February 15, 2016
May 2015 replacement warrants (PA)	60,356	0.24	February 15, 2016
July 2015 PPM - 2015 Series A Warrants - 1st Closing	2,375,135	0.35	July 23, 2016
July 2015 PPM - 2015 Series B Warrants - 1st Closing	2,500,135	0.40	July 23, 2018
July 2015 PPM - 2015 Series A Warrants (Finder's warrants)	309,803	0.35	August 28, 2016
July 2015 PPM - 2015 Series B Warrants (Finder's warrants)	309,803	0.40	August 28, 2018
July 2015 PPM - 2015 Series B Warrants-2nd Closing	1,675,305	0.40	August 28, 2018
July 2015 PPM (PA) - 1st Closing	425,022	0.30	July 23, 2018
July 2015 PPM (PA) - 2015 Series A Warrants	212,511	0.35	July 23, 2016
July 2015 PPM (PA) - 2015 Series B Warrants - 2nd Closing	12,067	0.35	August 28, 2016
July 2015 PPM (PA) - 2nd Closing	212,511	0.40	July 23, 2018
July 2015 PPM - 2015 Series A Warrants-2nd Closing	1,675,305

July 2015 PPM (PA) - 2015 Series B Warrants - 2nd Closing	12,067	0.40	August 28, 2018
July 2015 PPM (PA) - 2nd Closing	24,135	0.30	August 28, 2018
November 2015 PPM - 2015 Series A Warrants (Finder's warrants)	576,168	0.37	March 19, 2017
November 2015 PPM - 2015 Series B Warrants (Finder's warrants)	246,929	0.43	November 19, 2018
November 2015 PPM - Series A Warrants	5,353,787	0.37	March 19, 2017
November 2015 PPM - Series B Warrants	2,294,480	0.43	November 19, 2018
December 2015 PPM - Warrants	1,461,988	0.34	June 24, 2016

Total outstanding	44,518,307

(*)	Warrants for which cash has been received by the Company but no securities issued.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Transactions related to the grant of options to employees, directors and non-employees under the above plans during the year ended December 31, 2015 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic value
		$	Years	$

Options outstanding at beginning of year	1,317,400	6.59	6.98	8
Options granted	9,636,134	0.33
Options exercised	6,000	0.01
Options expired	172,775	7.78
Options forfeited	198,225	2.05

Options outstanding at end of year	10,576,534	0.94	5.80	1,264

Options vested and expected to vest at end of year	9,870,821	0.97	0.67	1,173

Exercisable at end of year	3,975,581	1.85	5.85	441

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table presents the assumptions used to estimate the fair values of the options granted in the period presented:

	Year ended December 31,
	2015	2014

Volatility	82.39%-87.28%	54.57%-64.74%
Risk-free interest rate	1.00%-1.54%	1.65%-2.84%
Dividend yield	0%	0%
Expected life (years)	5.68-8.51	5-10

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The total compensation cost related to all of the Company's equity-based awards, recognized during year ended December 31, 2015 and 2014 were comprised as follows:

	Year ended December 31,
	2015	2014

Cost of revenues	$49	$39
Research and development	185	409
Sales, Marketing and pre-production costs	111	29
General and administrative	653	1,215

Total stock-based compensation expenses	$998	$1,692